BALANCE SHEET COMPONENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, gross	$ 60,363	$ 67,543
Less: accumulated depreciation and leasehold improvements amortization	(53,945)	(58,725)
Total	6,418	8,818
Depreciation expense	3,700	3,500	$ 3,700
Accrued Liabilities
Employee compensation and related liabilities	5,270	8,591
Income taxes payable	710
Non-income taxes payable	200	238
Accrued restructuring and other exit costs	121	195
Reserves for legal settlements	100	30
Separation payments for an executive officer		859
Other	849	573
Total accrued liabilities	7,250	10,486
Other Liabilities
Income taxes payable	3,528	3,571
Other	1,785	1,896
Total other liabilities	5,313	5,467
Computer software and equipment
Property and equipment, gross	55,321	62,176
Furniture and fixtures
Property and equipment, gross	$ 5,042	$ 5,367